Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	398,833
Options, Granted | shares	188,550
Options, Exercised | shares	(54,934)
Options, Forfeited | shares	(26,832)
Options, Expired | shares	(1,000)
Options, Outstanding ending balance | shares	504,617
Options, Exercisable | shares	71,487
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 136.44
Weighted-Average Exercise Price, Granted | $ / shares	173.48
Weighted-Average Exercise Price, Exercised | $ / shares	114.09
Weighted-Average Exercise Price, Forfeited | $ / shares	155.83
Weighted-Average Exercise Price, Expired | $ / shares	122.62
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	151.71
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 135.89
Weighted-Average Remaining Contractual Term (in years), Outstanding	3 years 3 months 22 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	2 years 1 month 17 days
Aggregate Intrinsic Value, Outstanding | $	$ 1,733
Aggregate Intrinsic Value, Exercisable | $	$ 826